BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 35.1	$ 43.5
Financial Liabilities	33.0	25.7
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets	16.5	29.1
Financial Liabilities	33.0	25.7
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets	18.6	14.4
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7.2	11.5
Financial Liabilities	9.6	3.9
Financial assets at fair value through profit or loss | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7.2	11.5
Financial Liabilities	9.6	3.9
Derivative financial instruments used in cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9.3	17.6
Financial Liabilities	23.4	21.8
Derivative financial instruments used in cash flow hedge accounting | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial Assets	9.3	17.6
Financial Liabilities	23.4	21.8
Other non-current financial assets at fair value through OCI
Disclosure of detailed information about financial instruments [line items]
Financial Assets	18.6	14.4
Other non-current financial assets at fair value through OCI | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 18.6	$ 14.4